Equity (Details) - USD ($)			6 Months Ended
	Aug. 25, 2026	Jul. 08, 2025	Apr. 30, 2026	Oct. 31, 2025
Equity [Line Items]
Authorized share capital, value			$ 166,250
Additional paid-in capital			$ 5,972,110	$ 5,972,110
Percentage of statutory surplus reserve			10.00%
Percentage of registered capital			50.00%
Statutory surplus reserve			$ 801,509	788,123
Statutory Reserve [Member]
Equity [Line Items]
Statutory surplus reserve			$ 801,509	$ 788,123
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.01	$ 0.01
Ordinary shares, shares authorized (in Shares)			9,200,000	9,200,000
Ordinary shares, shares issued (in Shares)			9,200,000	9,200,000
Ordinary shares, shares outstanding (in Shares)			9,200,000	9,200,000
Class A Ordinary Shares [Member] | Forecast [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.01
Ordinary shares, shares issued (in Shares)	16,625,000
Ordinary shares, shares outstanding (in Shares)	16,625,000
Redesignated shares	7,425,000
Class A Ordinary Shares [Member] | ThriveNova Inc. [Member] | Forecast [Member]
Equity [Line Items]
Ordinary shares, shares issued (in Shares)	16,625,000
Ordinary shares, shares outstanding (in Shares)	16,625,000
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.01	$ 0.01
Ordinary shares, shares authorized (in Shares)			7,425,000	7,425,000
Ordinary shares, shares issued (in Shares)			7,425,000	7,425,000
Ordinary shares, shares outstanding (in Shares)			7,425,000	7,425,000
Class B Ordinary Shares [Member] | Forecast [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.01
Ordinary shares, shares issued (in Shares)
Ordinary shares, shares outstanding (in Shares)
Redesignated shares	7,425,000
Class B Ordinary Shares [Member] | ThriveNova Inc. [Member]
Equity [Line Items]
Ordinary shares, shares issued (in Shares)
Ordinary shares, shares outstanding (in Shares)
IPO [Member]
Equity [Line Items]
Number of shares issued (in Shares)		1,625,000
Price per share (in Dollars per share)		$ 4
Initial public offering		$ 6,500,000
Proceeds from common stock		$ 4,275,868